NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Schedule of Business Acquisition and its Effect on the Balance Sheet
As the Company controlled TC PipeLines, LP, this acquisition was accounted for as an equity transaction with the following impact reflected on the Consolidated balance sheet:

(millions of Canadian $)	March 3, 2021

Common shares	2,063
Additional paid-in-capital	(398)
Accumulated other comprehensive loss	353
Non-controlling interests	(1,563)
Deferred income tax liabilities	(443)
Other	(12)

Schedule of Non-controlling Interests
The Company's Net income attributable to non-controlling interests included in the Consolidated statement of income were as follows:

year ended December 31	2022	2021	2020
(millions of Canadian $)

Non-controlling interest in TC PipeLines, LP	—	60	284
Non-controlling interest in PNGTS	37	30	23
Redeemable non-controlling interest (Note 6)	—	1	(10)
	37	91	297